Incorporated herein by reference is a supplement to the prospectuses of MFS Mid Cap Growth Fund and MFS Global New Discovery Fund, each a series of MFS Series Trust IV (File No. 2-54607), as well as to the prospectuses of MFS Global Leaders Fund, MFS Technology Fund, and MFS Value Fund, each a series of MFS Series Trust I (File No. 33-7638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000438).